Other Income/ (Expense), Net	6 Months Ended
Jun. 30, 2016
Other Income/ (Expense), Net [Abstract]
Other Income
NOTE 16 - OTHER INCOME/ (EXPENSE), NET
On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. During the three and six month period ended June 30, 2016, the Company submitted claims for charterers' default under this agreement to Navios Holdings for a total amount of $2,276 and $4,552, respectively.